Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	$ 3,077	$ 3,295
Stock-based compensation	(2)
Defined benefit accrual	363	161
Tax loss carry-forwards	23,537	20,759
Add back loss carryforwards used for the debt remission by WISeKey Semiconductors SAS	828	1,342
Valuation allowance	(21,649)	(18,967)
Foreign
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	3,077	3,295
Switzerland
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	$ (0)	$ (0)